Group - Statement of Changes in Equity - USD ($) $ in Millions		Total	Total	Share capital and premium	Reorganisation reserve	Other capital reserves	(Accumulated losses) Retained earnings	Fair value through OCI	Actuarial (losses) gains	Foreign currency translation reserve [1]	Non-controlling interests
Equity at beginning of period at Dec. 31, 2022		$ 4,075	$ 4,040	$ 0	$ 7,239	$ 81	$ (1,774)	$ (52)	$ (13)	$ (1,441)	$ 35
Profit (loss) for the period		(35)	(39)				(39)				4
Other comprehensive income (loss)		(21)	(21)					(2)		(19)
Total comprehensive income (loss) for the period, net of tax		(56)	(60)				(39)	(2)		(19)	4
Shares issued		14	14		14
Share-based payment for share awards net of exercised		(9)	(9)			(9)
Dividends paid		(76)	(76)				(76)
Dividends of subsidiaries		(6)	0								(6)
Transfer on derecognition of equity investment		0	0				(50)	50
Translation		0	0			(4)	3		1
Equity at end of period at Jun. 30, 2023	[2]	3,942	3,909	0	7,253	68	(1,936)	(4)	(12)	(1,460)	33
Equity at beginning of period at Dec. 31, 2023		3,740	3,711	420	6,815	76	(2,148)	(4)	(2)	(1,446)	29
Profit (loss) for the period		321	311				311				10
Other comprehensive income (loss)		(1)	(1)					9		(10)
Total comprehensive income (loss) for the period, net of tax		320	310				311	9		(10)	10
Shares issued		13	13	13
Share-based payment for share awards net of exercised		2	2			2
Dividends paid		(80)	(80)				(80)
Equity at end of period at Jun. 30, 2024		$ 3,995	$ 3,956	$ 433	$ 6,815	$ 78	$ (1,917)	$ 5	$ (2)	$ (1,456)	$ 39

[1]	Foreign currency translation reserve includes a loss of $1,411m (Dec 2023: $1,411m; Jun 2023: $1,410m) that will not re-cycle through the income statement, and a loss of $45m (Dec 2023: $35m; Jun 2023: $50m) relating to foreign operations that will re-cycle through the income statement on disposal.

[2]	The balances as previously reported have been restated due to the corporate restructuring transaction which was completed in September 2023 and reported in the Company’s audited financial statements as at and for the year ended 31 December 2023.